Capital management	12 Months Ended
Dec. 31, 2020
Capital management
Capital management

28.Capital management

The Company’s objectives in managing capital are:

a)	To ensure sufficient liquidity to support its current operations and execute its business plan; and
b)	To provide adequate return to the shareholders

The Company’s primary objectives when managing capital is to ensure the entity continues as a going concern as well as to maintain optimal returns to shareholders and benefits for other stakeholders.

The Company currently funds these requirements from cash flows from operations and with financing arrangements with third parties and shareholders. The Company is not subject to any externally imposed capital requirements.

The Company monitors its working capital in order to meet its financial obligations. As at December 31, 2020, the Company’s working capital was $13,797,579 (2019 – deficiency of $10,482,034).

The management of capital includes shareholders’ equity for a total amount of $59,423,106 (2019 – deficiency of $6,082,923) and debt of $112,707 (2019‑$3,679,323).

Although there were no significant changes in the Company’s approach during fiscal 2020, the Company was able to retire its term loans and convert its convertible debentures to common shares. In order to maintain or adjust capital structure, the Company may issue new shares, sell portions of its strategic investment and periodically purchase its own shares on the open market.